UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from April 1, 2006 to April 30, 2006

Commission File Number of issuing entity: 333-117810-03

WORLD OMNI AUTO RECEIVABLES TRUST 2006-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-117810

WORLD OMNI AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

WORLD OMNI FINANCIAL CORP.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

52-2184798

(I.R.S. Employer Identification No.)

190 Jim Moran Boulevard, Deerfield Beach, FL 33442

(Address, including zip code, of principal executive offices of the issuing entity)

(954) 429-2200

(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒	☐
Asset Backed Notes, Class A-2	☐	☐	☒	☐
Asset Backed Notes, Class A-3	☐	☐	☒	☐
Asset Backed Notes, Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☐    No  ☒

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of World Omni Receivables Trust 2006-A for the distribution period commencing on April 1, 2006 and expiring on April 30, 2006 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein. See the Sale and Servicing Agreement, Indenture and other documents filed as exhibits to the Form 8-K filed by the Trust on March 7, 2006 for a description of the transaction and defined terms used in this report and the attached Certificate.

The Final Pool of Receivables

On March 1, 2006, the Issuing Entity acquired receivables with an aggregate principal balance of $709,471,562.20 as of February 21, 2006, and deposited $241,399,144.87 into the pre-funding account for the purchase of subsequent receivables. On March 30, 2006, the Issuing Entity acquired subsequent receivables with an aggregate principal balance of $152,088,208.43 as of March 21, 2006, and on April 20, 2006, the Issuing Entity acquired subsequent receivables with an aggregate principal balance of $89,311,284.00 as of April 12, 2006. As a result of these acquisitions, all of the funds in the pre-funding account were used and the funding period of the Issuing Entity ended. The Issuing Entity will not acquire any additional receivables. The receivables constituting the assets of the Issuing Entity as of April 30, 2006, the reporting date, are referred to as the final pool of receivables.

The following table sets forth information regarding the composition of the receivables in the final pool as of the reporting date. The “Weighted Average Annual Percentage Rate,” the “Weighted Average Original Term to Maturity” and “Weighted Average Remaining Term to Maturity” in the table are weighted based on the principal balance of the related receivables as of the reporting date.

Composition of the Receivables in the Final Pool as of the Reporting Date

Aggregate Principal Balance	$878,261,033.85
Number of Receivables	52,912
Average Principal Balance	$16,598.52
Average Original Principal Balance	$19,919.78
Range of Original Principal Balance	$5,000.00 to $59,746.84
Weighted Average Annual Percentage Rate	8.68%
Range of Annual Percentage Rates	.01% to 20.00%
Weighted Average Original Term to Maturity	64.47 months
Range of Original Terms to Maturity	24 months to 72 months
Percent of Receivables with Original Terms greater than 60 months	59.62%
Weighted Average Remaining Term to Maturity	57.72 months
Range of Remaining Terms to Maturity	1 month to 73 months
Weighted Average FICO®[1,2]	717
Range of FICO® scores that represents greater than 90% of all pool FICO® scores [2,3]	581 and 840

[1]	FICO is a registered trademark of Fair Isaac Corporation. An obligor’s FICO score measures the likelihood that such obligor will repay his or her obligation as expected.

[2]	FICO scores are calculated excluding accounts for which no FICO score is available.

[3]	A 90% FICO score range of 581 - 840 has the meaning that greater than 90% of the aggregate outstanding principal balance of the applicable receivables is composed of obligors with FICO scores between 581 and 840, with less than 5% of obligor FICO scores (based on the aggregate outstanding principal balance of the applicable receivables) exceeding 840 and less than 5% of obligor FICO scores (based on the aggregate outstanding principal balance of the applicable receivables) falling below 581.

As of the reporting date, approximately 74.60% of the aggregate principal balance of the receivables in the final pool, constituting approximately 67.43% of the total number of receivables in the final pool, represented financings of new vehicles, and approximately 25.40% of the aggregate principal balance of the receivables in the final pool, constituting approximately 32.57% of the total number of receivables in the final pool, represented financings of used vehicles. As of the reporting date, approximately 90.05% of the aggregate principal balance of the receivables in the final pool, constituting approximately 86.77% of the total number of receivables in the final pool, represented financings of Toyota manufactured vehicles. No other manufacturer of vehicles is represented by more than 3.42% of the total number of receivables in the final pool.

The following table sets forth information regarding the geographic distribution of the receivables in the final pool as of the reporting date for the states with the largest concentrations of receivables. No other state accounts for more than .53% of the aggregate principal balance of the receivables in the final pool. The breakdown by state is based on the billing addresses of the obligors of the receivables. The percentages in the table may not add up to 100% because of rounding.

Geographic Distribution of the Receivables in the Final Pool as of the Reporting Date

State	Number of Receivables	Percentage of Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Florida	22,997	43.46%	$392,078,922.52	44.64%
Georgia	9,291	17.56%	$158,662,736.34	18.07%
North Carolina	8,151	15.40%	$138,681,885.45	15.79%
Alabama	4,900	9.26%	$77,775,766.46	8.86%
South Carolina	3,696	6.99%	$61,937,472.68	7.05%
Pennsylvania	1,586	3.00%	$17,877,107.88	2.04%
New Jersey	434.82%		$5,359,513.19	.61%
All Others	1,857	3.51%	$25,887,629.33	2.95%

Total	52,912	100.00%	$878,261,033.85	100.00%

The following table sets forth information regarding the distribution of the receivables in the final pool by annual percentage rate as of the reporting date. Percentages in the table may not add up to 100% because of rounding.

Distribution of the Receivables in the Final Pool by Annual Percentage Rate as of the

Reporting Date

Annual Percentage Rate Range	Number of Receivables	Percentage of Number of Receivables	Aggregate Starting Principal Balance	Percentage of Aggregate Starting Principal Balance
0.000 – 1.000%	346.65%		$6,884,614.51	.78%
1.001 – 2.000%	936	1.77%	$22,184,060.50	2.53%
2.001 – 3.000%	471.89%		$8,189,722.04	.93%
3.001 – 4.000%	1,879	3.55%	$36,280,954.13	4.13%
4.001 – 5.000%	1,337	2.53%	$12,494,238.73	1.42%
5.001 – 6.000%	4,414	8.34%	$63,787,312.82	7.26%
6.001 – 7.000%	9,180	17.35%	$149,423,028.59	17.01%
7.001 – 8.000%	9,367	17.70%	$158,465,573.47	18.04%
8.001 – 9.000%	6,547	12.37%	$106,635,158.35	12.14%
9.001 – 10.000%	4,802	9.08%	$81,164,563.84	9.24%
10.001 – 11.000%	3,203	6.05%	$56,099,204.02	6.39%
11.001 – 12.000%	2,238	4.23%	$37,584,824.73	4.28%
12.001 – 13.000%	1,860	3.52%	$32,397,919.71	3.69%
13.001 – 14.000%	1,265	2.39%	$21,394,503.89	2.44%
14.001 – 15.000%	1,298	2.45%	$21,748,766.85	2.48%
15.001 – 16.000%	873	1.65%	$14,632,623.12	1.67%
16.001 – 17.000%	1,591	3.01%	$28,586,769.31	3.25%
17.001 – 18.000%	605	1.14%	$9,575,598.96	1.09%
18.001 – 19.000%	439.83%		$6,728,035.14	.77%
19.001 – 20.000%	261.49%		$4,003,561.14	.46%

Total	52,912	100.00%	$878,261,033.85	100.00%

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Significant Enhancement Provider Information.

Not applicable.

Item 8. Other Information.

Not applicable.

Item 9. Exhibits.

Exhibit 99.1. Monthly Servicer’s Certificate for the distribution period commencing on April 1, 2006 and expiring on April 30, 2006.

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

World Omni Auto Receivables Trust 2006-A
(Issuing entity)

	By:	World Omni Financial Corp.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: May 26, 2006		/s/ Victor A. De Jesus
Victor A. De Jesus, Vice President and
Chief Financial Officer